Shareholder Report, Holdings (Details)	May 31, 2026
C000005496 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000005496 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005496 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005496 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005496 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005496 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005496 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005496 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005496 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005496 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005496 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000005496 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000005496 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005496 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005496 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005497 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000005497 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005497 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005497 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005497 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005497 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005497 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005497 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005497 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005497 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005497 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000005497 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000005497 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005497 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005497 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000005498 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000005498 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005498 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005498 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000005498 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000005498 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000005498 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005498 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005498 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005498 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005498 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000005498 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000005498 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005498 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005498 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000244823 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000244823 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000244823 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000244823 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000244823 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000244823 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000244823 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000244823 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244823 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244823 | Top10HoldingT. Rowe Price Emerging Markets Discovery Stock FundBNY-87281D884
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244823 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000244823 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000244823 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000244823 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244823 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.90%